Note 10 - Contracts and Agreements	12 Months Ended
Jul. 31, 2012
Contracts And Agreements Disclosure [Text Block]
Note 10 - Contracts and Agreements

Mineral Property Option Agreement

On April 30, 2009, the Company entered into a property option agreement (the "Option Agreement") with Yale Resources Ltd., a Canadian public company (“Yale”). Yale holds a 100 percent interest in ten (10) mining concessions covering approximately 28,830 hectares in southwest Chihuahua State, Mexico. Yale also holds options to acquire an additional six (6) mining concessions covering approximately 276 hectares in the same area (the total of the mining concessions known as the “Property”).

Pursuant to the terms of the Option Agreement, American Sierra was granted two (2) exclusive and separate rights and options (the “First Option” and the “Second Option”) to acquire undivided legal and beneficial interests of up to 100 percent in the Property free and clear of all liens, charges, and claims of others.

In order to exercise the First Option, which gives the Company an undivided 90 percent interest in the Property, the Company is required to (a) make the following payments to Yale: an initial payment of $300,000 (already paid by the Company); $250,000 on or before April 30, 2011; $250,000 on or before April 30, 2012; $250,000 on or before April 30, 2013; (b) fund the following expenditures: $50,000 prior to April 30, 2010; an additional $500,000 prior to April 30, 2011; an additional $800,000 prior to April 30, 2012; an additional $1,000,000 prior to April 30, 2013; and (c) make the following additional payments: $50,000 upon successful completion of a National Instrument 43-101 compliant technical report; $50,000 upon the commencement of a drilling program on the Property on or prior to August 1, 2009, (payable in stock at the election of the optionor set at the price of the first financing of the Company); $50,000 upon successful completion of the first year’s drilling work program (payable in stock at the election of the optionor set at the price of the first financing of the Company); $70,000 on or before April 30, 2011, (payable in stock at the election of the optionor set at the price of the first financing of the Company); $70,000 on or before April 30, 2012, (payable in stock at the election of the optionor set at the price of the first financing of the Company); and $70,000 on or before April 30, 2013, (payable in stock at the election of the optionor set at the price of the first financing of the Company).

Provided the Company exercises the First Option to acquire the 90 percent undivided interest in the Property, the Company may then exercise the Second Option by (a) issuing to Yale an additional 500,000 shares of common stock (post forward stock split); (b) completing sufficient drilling in order to calculate a resource estimate on or before the seventh anniversary of the effective date of the Option Agreement; and (c) paying to Yale $0.75 for every equivalent ounce of silver identified from the resource estimate prepared for the Property.

During the year-ended July 31, 2010, the company abandoned the mineral property and any costs related to the acquisition of the property have been written off.

Share Issuance Agreement

On October 12, 2009, the Company entered into a Share Issuance Agreement (the “Share Agreement”) with Tobermory Holding Ltd., a corporation organized under the laws of Nevis (“Tobermory”), whereby the Company has provided a subscription arrangement to Tobermory to advance funds and purchase up to $6,000,000 of units of the Company’s securities, with an option to purchase up to an additional $6,000,000 of units, until December 31, 2011. The completion date of December 31, 2011, may be extended for an additional 12 months at the discretion of either the Company or Tobermory.

Under the Share Agreement, each unit consists of one share of common stock of the Company, and a warrant (the “Purchase Warrant”) to purchase an additional share of common stock of the Company. The price of each unit is equal to 75 percent of the weighted average closing price of common stock of the Company, as quoted by NASDAQ, or other source agreed to by the parties, for the preceding ten days prior to each subscription advance to purchase units. The purchase price under each Purchase Warrant to acquire one additional share of common stock shall be 175 percent of the unit price at which the unit containing the Purchase Warrant being exercised was issued.

The Company shall use the proceeds under the Share Agreement for operating expenses, acquisitions, working capital, and general corporate activities.

Joint Venture Agreement

On October 19, 2009, the Company entered into a Joint Venture Agreement (the “JV Agreement”) with Trinity Alps Resources, Inc. (“Trinity Alps”), whereby the Company will contribute up to a total of $2,000,000 over a period of two years in order to obtain a 75 percent ownership interest in the entities owning and operating certain mineral claims and property for the production of gold covering approximately 950 acres in Northern California. The Company paid to Trinity Alps the aggregate sum of $125,000, in part, as a signing fee and, in part, for the exclusivity period to negotiate a definitive agreement pursuant to the parties’ non-binding letter of intent, which funds will go toward the ultimate $2,000,000 to be contributed by the Company to obtain its 75 percent interest. Under the terms of the Venture Agreement, the Company will contribute an additional $150,000 at closing and $150,000 within three months of closing (collectively, the “First Semester Payment”), as well as $300,000 within six months of closing (the “Second Semester Payment”). Both the First Semester Payment and Second Semester Payment shall be included in the aggregate sum of $2,000,000 to be contributed by the Company no later than two years from closing, to obtain its 75 percent interest.

In furtherance of the JV Agreement, the parties intend to form two entities to hold and operate the mineral claims, respectively. The Company shall receive an immediate 7 percent ownership stake in each of such entities in exchange for its initial contributions, and thereafter, will incrementally increase its ownership interest by 1 percent for each additional $40,000 contributed. Once such increases reach 40 percent, the Company shall be capped at a 40 percent ownership interest level in each entity until the full $2,000,000 is contributed and earmarked for expenditure with respect to the properties, at which point, the Company’s ownership interest shall automatically increase to 75 percent in each entity.

Further, and as an additional inducement for Trinity Alps to enter into the Transaction, the Company shall, at closing, issue to Trinity Alps 2,000,000 shares of the Company’s common stock and warrants to purchase an additional 2,000,000 shares of common stock Such shares and warrants will be held in trust, and issued in increments of 500,000 shares and warrants, respectively, at certain intervals following the closing.

Additionally, in accordance with the terms of the JV Agreement, the Company will grant Trinity Alps the right to designate such number of individuals to the Company’s Board of Directors as to constitute one-third of the full membership of the Board during the term of the Venture Agreement. After the completion of the term of the Venture Agreement, the number of individuals designated by Trinity Alps as members of the Board of Directors of the Company may be reduced from one-third to one-fifth of the full membership of the Board.

On December 8, 2009, the Company closed the JV Agreement with Trinity Alps. At closing, the Company (1) contributed $150,000 to an escrow account for the benefit of Trinity Alps, and (2) issued 2,000,000 shares of the Company’s common stock and warrants to purchase an additional 2,000,000 shares of the common stock to Trinity Alps.

This transaction has been accounted for using the equity method of accounting as the Company is been deemed to have significant influence over the operations of the Joint Venture. All equity contributions will be offset by losses suffered by the Joint Venture.

During the year-end, the company ended the Joint Venture agreement and has written off any costs associated with the property and Joint Venture.